Cash and cash equivalents	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Cash and cash equivalents

7	Cash and cash equivalents

	December 31, 2024	December 31, 2023

Cash and banks	31,784	31,187
Cash equivalents	1,650,822	807,297
Total	1,682,606	838,484

Cash and cash equivalents include cash, bank deposits and high-liquidity short-term financial investments, mainly represented by repurchase agreements, fund shares (accruing Interbank Deposit Rate - CDI interest rates) and CDBs, whose original maturities or intention of realization are lower than three months, which are convertible into a cash amount and subject to an insignificant risk of change in value.

As of December 31, 2024, the average yield of cash equivalents corresponded to 96.83% of CDI (96.25% as of December 31, 2023).